ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity
Total current assets	¥ 4,827,866		¥ 4,392,452		$ 739,903
Total assets	5,903,719		5,174,743		904,785
Total current liabilities	2,789,674		2,481,800		427,536
Total liabilities	3,173,461		2,677,155		$ 486,353
Revenues	6,433,363		5,812,255	¥ 3,645,335
Net income	228,753	$ 35,058	575,196	340,046
Net cash provided by operating activities	157,302	24,107	427,999	707,605
Net cash used in investing activities	(206,880)	(31,705)	(112,703)	(324,841)
Net cash provided by/(used in) financing activities	564,671	$ 86,539	25,609	639,170
Variable Interest Entities
Variable Interest Entity
Total current assets	3,675,394		3,828,544
Total non-current assets	593,603		466,774
Total assets	4,268,997		4,295,318
Total current liabilities	2,696,059		2,361,906
Total non-current liabilities	309,741		183,295
Total liabilities	3,005,800		2,545,201
Revenues	6,297,534		5,801,405	3,638,560
Net income	751,803		987,672	643,239
Net cash provided by operating activities	165,512		478,806	712,210
Net cash used in investing activities	(728,797)		(126,887)	(72,862)
Net cash provided by/(used in) financing activities	¥ 564,671		¥ (20,000)	¥ (13,221)